Other Liabilities - Reconciliation of Change in Insurance-Related Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of types of insurance contracts [abstract]
Insurance-related liabilities, beginning of year	$ 8,959	$ 7,909
Increase (decrease) in life insurance policy benefit liabilities from:
New business	742	545
In-force policies	(400)	66
Changes in actuarial assumptions and methodology	3	(52)
Foreign currency		(1)
Net increase in life insurance policy benefit liabilities	345	558
Change in other insurance-related liabilities	281	492
Insurance-related liabilities, end of year	$ 9,585	$ 8,959